UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	AVP, Investment Management Division
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 31,707

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 12/31/2006

NAME OF ISSUER	 	CUSIP	    FAIR MKT	SHARES OR	VOTING
				    VALUE	PRINCIPAL	AUTHORITY

LORAL SPACE & COMM 	543881106   354 	8,702 		8,702
MCDATA CORPORATION	580031201   3 	 	510 	 	510
NASDAQ-100 INDEX TRACK	631100104   1,295 	30,000 		30,000
NEWTEK BUS SERV INC	652526104   104 	52,350 		52,350
ROGERS COMM INC CL B	775109200   1,098 	18,428 		18,428
ST PAUL TRVLRS COS INC	792860108   18 	 	341 	 	341
NTL INC			62941W101   629 	24,925 		24,925
SPDR TRUST SER 1 	78462F103   2,124 	15,000 		15,000
VISICU INC		92831L204   6,898 	615,886 	615,886
NEXTEL COMM CONV SR	65332VAY9   19,183 	19,500,000 	-